Stockholders' Equity (Deficit) (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2013		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2012
Stockholders Equity (Deficit) [Abstract]
Net unrealized loss on derivative instruments		$ (1,219)	[1]	$ (6,437)	$ (3,189)	$ 84,691
Net unrealized loss on debt securities		(186)	[1]	5,663	(466)	(179,956)
Gain on net investment hedge	[2]			61
Other foreign currency translation adjustments				(418)	(48)
Total accumulated other comprehensive (loss)		(1,405)	[1]	$ (1,131)	$ (3,703)	$ (95,265)
Unrealized gain on collateralized mortgage securities		107,774
Unamortized fair value of terminated swaps		$ 6,359

[1]	The Company reclassified unrealized gains on CMBS of $107,774 for the year ended December 31, 2013 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations. The Company also reclassified the unamortized fair value of terminated swaps previously designated as cash flow hedges of $6,359 into net income as a component of the gain on disposal of Gramercy Finance on the Consolidated Statement of Operations.
[2]	The Company's net investment hedge related to its net investment in the Gramercy European Property Fund is included in the foreign currency translation adjustments within other comprehensive income.